Time charter revenues and related contract balances	9 Months Ended
Sep. 30, 2020
Time charter revenues and related contract balances
Time charter revenues and related contract balances

4. Time charter revenues and related contract balances

The Partnership presents its revenue by segment, disaggregated by revenue recognized in accordance with accounting standards on leasing and on revenue from contracts with customers for time charter services. In addition, material elements where the nature, amount, timing and uncertainty of revenue and cash flows differ from the monthly invoicing under time charter contracts are separately presented. Revenue recognized for the Majority held FSRUs includes the amortization of above market contract intangibles. Revenue recognized for Joint venture FSRUs includes the amortization of deferred revenues related to the charterer's reimbursements for certain vessel modifications and drydocking costs. As a result, the timing of cash flows differs from monthly time charter invoicing. The Partnership believes the nature of its time charter contracts are the same, regardless of whether the contracts are accounted for as financing leases or operating leases for accounting purposes. As such, the Partnership did not apply the practical expedient in the lease guidance to combine lease and services components for operating leases because this would result in inconsistent disclosure for the time charter contracts.

The following tables summarize the disaggregated revenue of the Partnership by segment for the three and nine months ended September 30, 2020 and 2019:

	Three months ended September 30, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$21,830	6,476	—	28,306	(6,476)	$21,830
Time charter service revenues, excluding amortization	14,777	3,738	—	18,515	(3,738)	14,777
Amortization of above market contract intangibles	(694)	—	—	(694)	—	(694)
Amortization of deferred revenue for modifications & drydock	—	682	—	682	(682)	—
Total revenues (4)	$35,913	10,896	—	46,809	(10,896)	$35,913

	Three months ended September 30, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$22,602	6,476	—	29,078	(6,476)	$22,602
Time charter service revenues, excluding amortization	15,296	3,710	—	19,006	(3,710)	15,296
Amortization of above market contract intangibles	(916)	—	—	(916)	—	(916)
Amortization of deferred revenue for modifications & drydock	—	634	—	634	(634)	—
Total revenues (4)	$36,982	10,820	—	47,802	(10,820)	$36,982

	Nine months ended September 30, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$66,224	19,285	—	85,509	(19,285)	$66,224
Time charter service revenues, excluding amortization	43,170	12,245	—	55,415	(12,245)	43,170
Amortization of above market contract intangibles	(2,358)	—	—	(2,358)	—	(2,358)
Amortization of deferred revenue for modifications & drydock	—	2,031	—	2,031	(2,031)	—
Total revenues (4)	$107,036	33,561	—	140,597	(33,561)	$107,036

	Nine months ended September 30, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$66,216	19,215	—	85,431	(19,215)	$66,216
Time charter service revenues, excluding amortization	43,334	10,700	—	54,034	(10,700)	43,334
Amortization of above market contract intangibles	(2,716)	—	—	(2,716)	—	(2,716)
Amortization of deferred revenue for modifications & drydock	—	1,986	—	1,986	(1,986)	—
Other revenue (3)	64	—	—	64	—	64
Total revenues (4)	$106,898	31,901	—	138,799	(31,901)	$106,898
(1)	Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership's share of the Joint venture FSRUs revenues is included in Equity in earnings (loss) of joint ventures on the consolidated income statement.
(2)	The financing lease revenues comprise about one-fourth of the total lease revenues for the three and nine months ended September 30, 2020 and 2019.
(3)	Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. Refer to notes 3, 11 and 14.
(4)	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.

The Partnership’s risk and exposure related to uncertainty of revenues or cash flows related to its long-term time charter contracts primarily relate to the credit risk associated with the individual charterers. Payments are due under time charter contracts regardless of the demand for the charterers’ gas output or the utilization of the FSRU.

The consolidated trade receivables, contract assets, contract liabilities and refund liabilities included in the tables below, exclude the balances for the Joint venture FSRUs. The Partnership’s share of net assets in the Joint venture FSRUs is recorded in the consolidated balance sheet using the equity method on the line accumulated losses in joint ventures.

The following table summarizes the allocation of consolidated receivables between lease and service components:

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Trade receivable for lease	$5,128	$2,898
Trade receivable for time charter services	3,112	2,133
Allowance for expected credit losses	(60)	—
Total trade receivable and amounts due from affiliates	$8,180	$5,031

Refer to note 2 for information related to the allowance for expected credit losses recorded on January 1, 2020. For the three and nine months ended September 30, 2020, there was no change in the allowance for expected credit losses following the cumulative effect of adopting the new standard. There were no impairment losses for trade receivables for lease or time charter services or contract assets for the year ended December 31, 2019.

The following tables summarize the consolidated contract assets and contract liabilities related to contracts with customers and refund liabilities to customers, as applicable, as of September 30, 2020 and December 31, 2019:

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	asset	to charters
Balance January 1, 2020	$279	$(125)
Additions	191	(740)
Reduction for receivables recorded	(18)	—
Reduction for revenue recognized from previous years	—	48
Repayments of refund liabilities to charterer	—	17
Balance September 30, 2020	$452	$(800)

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	Asset	to charters
Balance as of January 1, 2019	$—	$(1,834)
Additions	279	(65)
Reduction for receivables recorded	—	89
Reduction for revenue recognized from previous years	—	497
Repayments of refund liabilities to charterer	—	1,188
Balance as of December 31, 2019	$279	$(125)

Contract assets are reported in the consolidated balance sheet as a component of prepaid expenses and other receivables. Refund liabilities are reported in the consolidated balance sheet as a component of accrued liabilities and other payables.

The service-related contract asset reflected in the balance sheet relates to accrued revenue for reimbursable costs from charterers.

Refund liabilities to charterers include invoiced revenue to be refunded to charterers for estimated reimbursable costs that exceeded the actual cost incurred and for non-compliance with performance warranties in the time charter contracts that result in reduction of hire, liquidated damages or other performance related payments.

During the year ended December 31, 2019, the major changes in the refund liability to charterers related to the settlement of a 2018 performance claim of $1,101 and the recognition of $497 of revenue related to conclusion of an audit by a charterer related to 2018 reimbursable expenses.

Net investment in financing lease:

The lease element of time charter hire for the financing lease is recognized over the lease term using the effective interest rate method and is included in time charter revenues. The financing lease is reflected on the consolidated balance sheets as net investment in financing lease, a receivable, as follows:

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Minimum lease payments	$589,074	$589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in financing lease	297,824	297,824
Principal repayment and amortization	(22,295)	(18,920)
Allowance for credit loss	(96)	—
Net investment in financing lease at period end	275,433	278,904
Less: Current portion	(4,861)	(4,551)
Long term net investment in financing lease	$270,572	$274,353

Net investment in financing lease consists of:
Financing lease receivable	$233,839	$240,000
Unguaranteed residual value	41,594	38,904
Net investment in financing lease at period end	$275,433	$278,904

Refer to note 2 for information related to the allowance for expected credit losses recorded on January 1, 2020. For the three and nine months ended September 30, 2020, there was no change in the allowance for expected credit losses following the cumulative effect of adopting the new standard. There were no impairment losses for financing lease receivable for the year ended December 31, 2019.